Investors [Member] Expense Example - Investor - Harding Loevner International Small Companies Portfolio - INVESTOR	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	$ 1,722